Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
As of December 31, 2017, the Group had outstanding the following notes and debentures (together, the “Pactiv Notes”) issued by Pactiv LLC:

	Maturity date	Semi-annual interest payment dates
6.400% Notes due 2018	January 15, 2018	January 15 and July 15
7.950% Debentures due 2025	December 15, 2025	June 15 and December 15
8.375% Debentures due 2027	April 15, 2027	April 15 and October 15

The Group's borrowings are detailed below:

	As of December 31,
(In $ million)	2017	2016
Securitization Facility	420	407
Credit Agreement	3,576	3,578
Reynolds Notes:
Reynolds Senior Secured Notes:
5.750% Senior Secured Notes due 2020	3,137	3,237
6.875% Senior Secured Notes due 2021	645	645
Floating Rate Senior Secured Notes due 2021	750	750
5.125% Senior Secured Notes due 2023	1,600	1,600
Reynolds Senior Notes:
8.250% Senior Notes due 2021	—	345
7.000% Senior Notes due 2024	800	800
Pactiv Notes:
8.125% Debentures due 2017	—	300
6.400% Notes due 2018	16	16
7.950% Debentures due 2025	276	276
8.375% Debentures due 2027	200	200
Related party borrowings	—	1
Other borrowings	20	24
Total principal amount of borrowings	11,440	12,179
Transaction costs	(77)	(136)
Embedded derivatives	32	40
Original issue discounts, net of premiums	(6)	(12)
Carrying value	11,389	12,071

Current borrowings	470	746
Non-current borrowings	10,919	11,325
Total borrowings	11,389	12,071
Reconciliation of liabilities arising from financing activities

(In $ million)	Principal borrowings	Transaction costs	Total
Carrying amount as of January 1, 2017	12,179	(108)	12,071
Cash flows	(773)	—	(773)
Capitalization of borrowing costs	—	(10)	(10)
Effects of movements in exchange rates	34	—	34
Other	—	67	67
Carrying amount as of December 31, 2017	11,440	(51)	11,389
The Credit Agreement comprises the following term and revolving tranches:

	Currency	Maturity date	Facility value (in million)	Value drawn or utilized as of December 31, 2017 (in million)	Applicable interest rate as of December 31, 2017
Term Tranches
U.S. Term Loans	$	February 5, 2023	3,315	3,282	LIBOR (floor of 0.000%) + 2.750%
European Term Loans	€	February 5, 2023	249	247	EURIBOR (floor of 0.000%) + 3.250%
Revolving Tranche(1)
U.S. Revolving Loans	$	August 5, 2021	302	62	—

(1)	The Revolving Tranche was utilized in the form of bank guarantees and letters of credit.
The Group's borrowings as of December 31, 2017 issued by Reynolds Group Issuer LLC, Reynolds Group Issuer Inc. and Reynolds Group Issuer (New Zealand) Limited (together, the "Reynolds Notes Issuers") are summarized below:

	Maturity date	Interest payment dates
5.750% Senior Secured Notes due 2020	October 15, 2020	April 15 and October 15
6.875% Senior Secured Notes due 2021	February 15, 2021	February 15 and August 15
Floating Rate Senior Secured Notes due 2021(1)	July 15, 2021	January 15, April 15, July 15 and October 15
5.125% Senior Secured Notes due 2023(2)	July 15, 2023	January 15 and July 15; commencing January 15, 2017
7.000% Senior Notes due 2024	July 15, 2024	January 15 and July 15; commencing January 15, 2017

(1)
The Floating Rate Senior Secured Notes due 2021 were issued at an issue price of 99.000% and have an interest rate equal to the three-month Dollar LIBOR plus 3.500% reset quarterly. In July 2016, the Group entered into an interest rate swap agreement to mitigate the interest rate risk exposure of the Floating Rate Senior Secured Noted due 2021. While the Group has elected not to adopt hedge accounting, the economic effect of this derivative is that the effective interest rate on the Floating Rate Senior Secured Notes due 2021 is 4.670% from October 15, 2016.

(2)	$250 million aggregate principal amount of 5.125% Senior Secured Notes due 2023 were issued at an issue price of 103.500%.